Shareholder remuneration system and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions				5 Months Ended	11 Months Ended
	May 05, 2026	Jan. 09, 2026	Apr. 04, 2025	Jun. 27, 2025	Dec. 31, 2026
Earnings per share [line items]
Share buyback program, percentage of underlying profit					25.00%
Share buyback program, percentage of capital released of sale of Poland					50.00%
Agreement for the sale of Santander Bank Polska S.A. | Santander Bank Polska SA
Earnings per share [line items]
Sale of proportion of ownership interest in subsidiary		49.00%
2025 Program, Second
Earnings per share [line items]
Share buyback program, amount					€ 5,030
2025 Program, Second, Group Underlying Profit
Earnings per share [line items]
Share buyback program, amount					1,830
2025 Program, Second, Capital Released Of Poland Sale
Earnings per share [line items]
Share buyback program, amount					€ 3,200
2024 Program, Second
Earnings per share [line items]
Share buyback program, amount				€ 1,587
Complementary Dividend
Earnings per share [line items]
Dividends recognised as distributions to owners per share (in euro per share)	€ 0.125		€ 0.11